Cash and cash equivalents (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [Abstract]
Cash on hand		$ 864	$ 925
Cash at banks		123,950	158,035
Short-term investments	[1]	154,028	263,123
Restricted cash (Note 5)		39,313	39,471
Total cash and cash equivalents		$ 318,155	$ 461,554
Maximum period for fix-term deposits (promissory notes) and repurchase/resell agreement		3 years

[1]	Includes fix-term deposits (promissory notes) and repurchase/resell agreements with terms up to 3 days.